UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
February 28, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--143.4%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--1.0%
Jefferson County,
Limited Obligation School
Warrants	5.50	1/1/22	4,000,000	4,384,640
Alaska--3.8%
Alaska Housing Finance Corp.
(Veterans Mortgage Program)	6.25	6/1/35	4,180,000	4,386,785
Alaska Housing Finance Corp.,
General Mortgage Revenue
(Insured; MBIA)	6.05	6/1/39	11,915,000	12,264,348
Arizona--1.2%
Apache County Industrial
Development Authority, PCR
(Tucson Electric Power Co.
Project)	5.85	3/1/28	2,220,000	2,221,665
Arizona Health Facilities
Authority, Health Care
Facilities Revenue (The
Beatitudes Campus Project)	5.10	10/1/22	3,000,000	3,067,710
Arkansas--.6%
Arkansas Development Finance
Authority, SFMR (Mortgage
Backed Securities Program)
(Collateralized: FNMA and GNMA)	6.25	1/1/32	2,610,000	2,661,939
California--6.0%
California,
GO (Various Purpose)	5.50	4/1/14	4,605,000 a	5,154,284
California,
GO (Various Purpose)	5.25	11/1/27	4,240,000	4,566,862
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	2,950,000	2,952,478
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.25	12/1/09	3,750,000 a	4,045,012
California Statewide Communities
Development Authority, Sewage
and Solid Waste Disposal
Facilities Revenue
(Anheuser-Busch Project)	4.80	9/1/46	3,500,000	3,538,325
Chula Vista,
IDR (San Diego Gas and
Electric Co.)	5.00	12/1/27	3,000,000	3,189,810
Silicon Valley Tobacco
Securitization Authority,
Tobacco Settlement

Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	15,290,000	3,039,805
Colorado--3.9%
Colorado Health Facilities
Authority, Revenue (American
Housing Foundation I, Inc.
Project)	8.50	12/1/31	1,970,000	2,112,943
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	6.60	8/1/32	1,910,000	2,014,019
Denver City and County,
Special Facilities Airport
Revenue (United Airlines
Project)	6.88	10/1/32	2,885,000	2,974,435
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/41	7,000,000	7,562,590
Salida Hospital District,
HR	5.25	10/1/36	2,500,000	2,565,250
Connecticut--4.2%
Connecticut Development Authority,
PCR (Connecticut Light and
Power Co. Project)	5.95	9/1/28	9,000,000	9,427,500
Connecticut Resources Recovery
Authority (American REF-FUEL
Co. of Southeastern
Connecticut Project)	6.45	11/15/22	4,985,000	5,068,698
Mohegan Tribe of Indians of
Connecticut Gaming Authority,
Priority Distribution Payment
Public Improvement Revenue	5.38	1/1/11	3,000,000	3,066,510
Mohegan Tribe of Indians of
Connecticut Gaming Authority,
Priority Distribution Payment
Public Improvement Revenue	6.25	1/1/31	1,000,000	1,067,280
District of Columbia--3.1%
District of Columbia Tobacco
Settlement Financing Corp.,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/15/46	104,040,000	9,736,063
Metropolitan Washington Airports
Authority, Special Facilities
Revenue (Caterair
International Corp.)	10.13	9/1/11	4,000,000	4,006,840
Florida--5.0%
Escambia County,
EIR (International Paper
Company Project)	5.00	8/1/26	2,300,000	2,334,086
Escambia County,
EIR (International Paper
Company Project)	5.00	8/1/26	1,825,000	1,852,046
Florida Housing Finance Corp.,

Housing Revenue (Seminole
Ridge Apartments)
(Collateralized; GNMA)	6.00	4/1/41	6,415,000	6,706,433
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	4,000,000	4,277,560
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/09	70,000 a	74,551
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	3,430,000	3,632,027
Orange County Health Facilities
Authority, Revenue (Adventist
Health System)	6.25	11/15/12	3,000,000 a	3,371,670
Georgia--2.5%
Atlanta,
Airport Revenue (Insured; FSA)	5.25	1/1/25	3,000,000	3,206,850
Augusta,
Airport Revenue	5.45	1/1/31	2,500,000	2,674,050
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	2,335,000	2,406,334
Savannah Economic Development
Authority, EIR (International
Paper Co. Project)	6.20	8/1/27	2,670,000	2,906,909
Idaho--.1%
Idaho Housing and Finance
Association, SFMR
(Collateralized; FNMA)	6.35	1/1/30	390,000	405,690
Illinois--8.1%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.25	10/1/32	1,985,000	1,999,471
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (Insured; XLCA)	6.00	1/1/29	5,000,000	5,631,300
Chicago O'Hare International
Airport, Special Facilities
Revenue (American Airlines
Inc. Project)	8.20	12/1/24	5,700,000	5,871,000
Illinois Educational Facilities
Authority, Revenue
(Northwestern University)	5.00	12/1/38	5,000,000	5,252,450
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	5,000,000 a	5,419,500
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)	6.25	11/15/09	10,900,000 a	11,722,514
Indiana--1.5%
Franklin Township School Building

Corp., First Mortgage	6.13	7/15/10	6,000,000 a	6,577,200
Louisiana--1.8%
West Feliciana Parish,
PCR (Entergy Gulf States
Project)	7.00	11/1/15	3,000,000	3,033,930
West Feliciana Parish,
PCR (Entergy Gulf States
Project)	6.60	9/1/28	4,700,000	4,744,133
Maryland--1.3%
Maryland Economic Development
Corp., Senior Student Housing
Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	2,550,000	2,569,992
Maryland Industrial Development
Financing Authority, EDR
(Medical Waste Associates
Limited Partnership Facility)	8.75	11/15/10	3,710,000	3,081,860
Massachusetts--3.3%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue)	9.00	12/15/15	2,000,000	2,444,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
Healthcare System)	5.75	7/1/32	3,000,000	3,241,770
Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/31	6,000,000	6,212,580
Massachusetts Turnpike Authority,
Metropolitan Highway System
Revenue (Insured; MBIA)	5.00	1/1/37	2,805,000	2,854,172
Michigan--2.9%
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	4,000,000	4,433,720
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	8,420,000	8,420,589
Minnesota--1.0%
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/25	1,000,000	1,121,230
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	3,000,000	3,335,820
Mississippi--.7%
Mississippi Business Finance
Corp., PCR (System Energy
Resources, Inc. Project)	5.90	5/1/22	3,160,000	3,193,812
Nebraska--.2%

Nebraska Investment Finance
Authority, SFMR	8.00	3/1/26	1,000,000 b,c	1,017,540
Nevada--2.6%
Clark County,
IDR (Nevada Power Co. Project)	5.60	10/1/30	3,000,000	3,019,650
Washoe County
(Reno-Sparks Convention
Center) (Insured; FSA)	6.40	1/1/10	8,000,000 a	8,593,840
New Hampshire--3.3%
New Hampshire Business Finance
Authority, PCR (Public Service
Co. of New Hampshire Project)
(Insured; MBIA)	6.00	5/1/21	2,690,000	2,806,289
New Hampshire Business Finance
Authority, PCR (Public Service
Co. of New Hampshire Project)
(Insured; MBIA)	6.00	5/1/21	6,000,000	6,259,380
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,400,000	5,547,906
New Jersey--6.0%
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/19	4,620,000	4,792,973
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	10,095,000 a	11,943,193
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.75	6/1/34	5,000,000	4,746,950
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	5,000,000	4,899,200
New York--7.3%
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.00	2/15/47	5,000,000	5,316,150
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	3,000,000	3,708,990
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.75	8/1/31	10,000,000	12,176,600

New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.25	10/1/35	5,000,000	5,882,850
New York State Dormitory
Authority, Revenue (Marymount
Manhattan College) (Insured;
Radian)	6.25	7/1/29	4,000,000	4,237,320
New York State Dormitory
Authority, Revenue (Suffolk
County Judicial Facility)	9.50	4/15/14	605,000	816,060
North Carolina--.6%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	6.70	1/1/19	2,500,000	2,697,225
Ohio--5.1%
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.
Project)	7.50	1/1/30	3,500,000	3,851,680
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth Systems
Project)	6.15	2/15/09	10,000,000 a	10,561,600
Ohio Air Quality Development
Authority, PCR (Cleveland
Electric Illuminating Co.
Project) (Insured; ACA)	6.10	8/1/20	2,400,000	2,465,784
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities
Program) (Collateralized; GNMA)	6.15	3/1/29	1,720,000	1,766,560
Ohio Water Development Authority,
Pollution Control Facilities
Revenue (Cleveland Electric
Illuminating Co. Project)
(Insured; ACA)	6.10	8/1/20	4,000,000	4,109,640
Oklahoma--3.3%
Oklahoma Development Finance
Authority, Revenue (Saint John
Health System)	6.00	2/15/29	9,000,000	9,426,060
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA)	5.75	8/15/09	2,105,000 a	2,227,237
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA)	5.75	8/15/29	2,895,000	3,041,053
Oregon--.5%
Western Generation Agency,
Cogeneration Project Revenue

(Wauna Cogeneration Project)	5.00	1/1/16	2,110,000	2,182,246
Pennsylvania--3.3%
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; MBIA)	6.13	3/1/09	4,750,000 a	5,022,222
Lehman Municipal Trust Receipts
(Pennsylvania Economic
Development Financing
Authority)	7.78	6/1/31	7,000,000 c,d	7,359,205
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Reliant
Energy Seward, LLC Project)	6.75	12/1/36	2,000,000	2,211,360
Pennsylvania Housing Finance
Agency, Multi-Family
Development Revenue	8.25	12/15/19	241,000	241,641
Rhode Island--.7%
Rhode Island Health and
Educational Building Corp.,
Higher Educational Facilities
Revenue (University of Rhode
Island) (Insured; MBIA)	5.88	9/15/09	3,000,000 a	3,190,140
South Carolina--10.1%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	7.08	12/1/28	19,000,000 c,d	20,885,845
Greenville Hospital System,
Hospital Facilities Revenue
(Insured; AMBAC)	5.50	5/1/26	7,000,000	7,481,250
Medical University of South
Carolina, Hospital Facilities
Revenue	6.00	7/1/09	5,000,000 a	5,306,500
Richland County,
EIR (International Paper Co.)	6.10	4/1/23	6,500,000	7,091,110
Securing Assets for Education,
Installment Purchase Revenue
(Berkeley County School
District Project)	5.13	12/1/30	3,280,000	3,512,486
Tennessee--7.3%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/25	2,000,000	2,337,060
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/33	4,875,000	5,681,276
Memphis Center City Revenue
Finance Corp., Sports Facility

Revenue (Memphis Redbirds
Baseball Foundation Project)	6.50	9/1/28	6,000,000	6,030,780
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.25	9/1/23	5,000,000	5,681,550
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.25	9/1/26	9,700,000	11,152,575
Tennessee Housing Development
Agency (Homeownership Program)	6.00	1/1/28	1,575,000	1,588,309
Texas--21.1%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc.
Project)	7.50	12/1/29	5,000,000	5,095,000
Austin Convention Enterprises,
Inc., Convention Center Hotel
Second Tier Revenue	5.75	1/1/34	3,000,000	3,232,230
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement Corp.,
Revenue (Bombardier Inc.)	6.15	1/1/16	3,000,000	3,031,080
Gregg County Health Facilities
Development Corp., HR (Good
Shephard Medical Center
Project) (Insured; Radian)	6.38	10/1/10	2,500,000 a	2,746,125
Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (Microgy
Holdings Project)	7.00	12/1/36	5,000,000	5,412,650
Harris County Health Facilities
Development Corp., HR
(Memorial Hermann Healthcare
System)	6.38	6/1/11	7,000,000 a	7,780,640
Harris County-Houston Sports
Authority, Third Lien Revenue
(Insured; MBIA)	0.00	11/15/31	9,685,000	2,944,046
Katy Independent School District
(Permanent School Fund
Guaranteed)	6.13	2/15/09	10,000,000 a	10,473,500
Lubbock Housing Financing Corp.,
SFMR (Collateralized: FNMA
and GNMA)	6.70	10/1/30	1,625,000	1,647,311
Sabine River Authority,
PCR (TXU Electric Co. Project)	6.45	6/1/21	4,900,000	5,158,475
Texas
(Veterans Housing Assistance
Program) (Collateralized; FHA)	6.10	6/1/31	8,510,000	8,962,136
Texas
(Veterans' Land)	6.00	12/1/30	3,935,000	4,202,580
Texas Department of Housing and

Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	9.82	7/2/24	1,300,000 b	1,371,981
Texas Department of Housing and
Community Affairs, Residential
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.35	7/1/33	5,265,000	5,458,647
Texas Transportation Commission,
GO (Mobility Fund) (Insured;
FGIC)	4.50	4/1/35	7,500,000	7,563,375
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.25	8/15/42	6,775,000	7,210,768
Tomball Hospital Authority,
Revenue (Tomball Regional
Hospital)	6.00	7/1/25	4,650,000	4,847,579
Tyler Health Facilities
Development Corp., HR (East
Texas Medical Center Regional
Healthcare System Project)	6.75	11/1/25	5,850,000	5,904,347
Virginia--5.3%
Henrico County Industrial
Development Authority, Revenue
(Bon Secours Health System)
(Insured; FSA)	8.08	8/23/27	7,500,000 b	10,410,300
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	5.63	6/1/37	3,810,000	4,072,814
Virginia Housing Development
Authority, Rental Housing
Revenue	6.20	8/1/24	8,520,000	8,982,636
Washington--2.4%
Washington Higher Educational
Facilities Authority, Revenue
(Whitman College)	5.88	10/1/09	10,000,000 a	10,551,400
Wisconsin--7.9%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	8.81	6/1/27	9,560,000 c,d	10,238,330
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	14,570,000	16,441,954
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	5,500,000	6,153,675
Wisconsin Health and Educational
Facilities Authority, Revenue

(Marshfield Clinic)	5.38	2/15/34	2,000,000	2,131,680
Wyoming--3.6%
Sweetwater County,
SWDR (FMC Corp. Project)	5.60	12/1/35	5,000,000	5,349,300
Wyoming Student Loan Corp.,
Student Loan Revenue	6.20	6/1/24	5,000,000	5,308,900
Wyoming Student Loan Corp.,
Student Loan Revenue	6.25	6/1/29	5,000,000	5,299,250
U.S. Related--.8%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/55	20,000,000	733,800
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	0.00	7/1/35	10,000,000	2,962,400
Total Long-Term Municipal Investments
(cost $602,095,609)				634,631,234

Short-Term Municipal	Coupon	Maturity	Principal
Investment--.0%	Rate (%)	Date	Amount ($)	Value ($)

Alaska;
Valdez,
Marine Terminal Revenue (Exxon
Pipeline Co. Project)
(cost $200,000)	3.55	3/1/07	200,000 [e]	200,000
Total Investments (cost $602,295,609)			143.4%	634,831,234
Liabilities, Less Cash and Receivables			(1.4%)	(5,997,421)
Preferred Stock, at redemption value			(42.0%)	(186,000,000)
Net Assets Applicable to Common Shareholders			100.0%	442,833,813

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Inverse floater security--the interest rate is subject to change periodically.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities amounted to $39,500,920 or 8.9% of net assets applicable to Common Shareholders.
d	Collateral for floating rate borrowings.
e	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation

COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 25, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)